Convertible Promissory Notes	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Convertible Promissory Notes [Text Block]

11.       Convertible Promissory Notes

	July 31,	January 31,
	2013	2013

Revolving Credit Facility, bearing interest at 12% per annum, due August 16, 2014.	$500,000	$500,000

Convertible promissory note payable, non-interest bearing, due June 13, 2014 (Note 12)	166,667	-

Less: debt discounts	(175,574)	(16,050)
	491,093	483,950
Less: current portion	(1,989)	(483,950)
	$489,104	$-

(i)	Revolving Credit Facility

On August 10, 2012, the Company and its wholly owned subsidiary, Naked, entered into the Agency Agreement with Kalamalka and certain lenders (the “Lenders”) as set out in the Agency Agreement whereby the Company agreed to borrow up to $800,000 from the Lenders under a revolving loan arrangement by the issuance of convertible promissory notes (the “Notes”) from time to time as such funds are required by the Company.

In connection with the closing of the Agency Agreement, the Company issued four convertible promissory notes in the aggregate principal amount of $400,000 (the “Closing Notes”) and an aggregate of 100,000 share purchase warrants to the Lenders (the “Lender Warrants”) exercisable into one common share of the Company as follows: 25,000 Lender Warrants exercisable at $0.25 until August 10, 2015, 25,000 Lender Warrants exercisable at $0.50 until August 10, 2015 and 50,000 Lender Warrants exercisable at $0.25 until August 10, 2014.

On December 21, 2012, the Company received issued additional Notes in the principal amounts totaling $100,000. No additional lender warrants were issued in connection with this subsequent funding.

The Notes bear interest at 12% per annum, calculated and payable monthly. The principal amount outstanding under any Note and all accrued and unpaid interest therein, were initially convertible into common shares of the Company at $0.75 per share at any time at the option of the Lender. These terms were later amended, as set forth below.

The Notes are collateralized by a first priority general security agreement over the present and future assets of the Company.

The Notes may be prepaid at any time at the option of the Company with 60 days’ written notice to the Kalamalka (the “Agent”) under the Agency Agreement. Prepayments must be accompanied by a 1% prepayment fee and the prepaid amount will form a pool of stand-by funds that will continue to accrue interest at a rate of 4% per annum, calculated and payable monthly.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Closing Notes between the Closing Notes and the detachable Lender warrants using the relative fair value method. The fair value of the Lender Warrants of $22,100 at issuance resulted in a debt discount at issuance of $20,940, which is being amortized using the effective interest method over the term of the Notes. During the three and six months ended July 31, 2013, the Company recorded accretion expense of $2,629 and $5,154, respectively, (2012: $Nil and $Nil, respectively) in respect of the accretion of this discount and $15,123 and $29,370 (2012: $Nil and $Nil, respectively), respectively, in interest in respect of these Notes.

In consideration for the convertible debt issued, the Company issued an aggregate of 1,148,000 share purchase warrants to non-lenders as follows: (i) 948,000 share purchase warrants to the Agent as consideration for facilitating the loan (the “Agent’s Warrants”), of which 448,000 were exercisable into common shares of the Company at $0.25 per share for a period of two years and 500,000 were exercisable into common shares of the Company at $0.50 per share for a period of two years; and (ii) 200,000 share purchase warrants to certain non-lenders as consideration for a $200,000 bridge loan provided to the Company prior to the closing of the Agency Agreement (the “Bridge Loan Warrants”), of which 125,000 Bridge Loan Warrants were exercisable into common shares of the Company at $0.25 per share for a period of three years and 75,000 Bridge Loan Warrants were exercisable into common shares of the Company at $0.50 per share for a period of three years. The fair value of the Agent’s Warrants and the Bridge Loan Warrants of $237,500 was recorded as a deferred financing charge and is being amortized to income over the term of the Notes using the effective interest method. During the three and six months ended July 31, 2013, the Company had recorded financing expense of $26,780 and $50,164, respectively, (2012: $Nil and $Nil, respectively) in respect of the amortization of these charges. Accumulated amortization as at July 31, 2013 was $89,126 (January 31, 2013: $38,962).

Of the total Agent’s Warrants, 900,000 warrants are transferrable by the Agent and may be transferred by the Agent to certain lenders in accordance with additional funds received under the Agreement. As the amounts transferred to lenders subsequent to the closing of the Agreement are at the sole discretion of the Agent, the Company has included these warrants as a deferred financing fee which is being amortized over the term of the Agreement, and not as a discount on additional convertible notes as they are issued.

The fair value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants at issuance was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

(2) The estimated stock price of $0.25 per share was determined with reference to the subscription price of the most recent share offerings for which the funds raised were being used to provide financing to the Company. This was considered to be the most appropriate basis on which to estimate the fair value of the Company’s stock as, at the time of the transaction, the Company’s stock was not being traded on an active market.

Funds advanced under the loan are restricted for inventory and accounts receivable whereby we can fund up to 90% of the Company’s accounts receivable and inventory. “Inventory” includes raw materials in transit and in our possession, materials in the course of production, work in progress and unsold finished goods, all valued at cost. Receivables are marginable until 60 days from the invoice date, after which time such receivables shall have no value for margining purposes, except that up to $10,000 of receivables will be marginable if such receivables are more than 60 days old but less than 90 days old.

During the year ended January 31, 2013, the Company’s borrowing exceeded the required margins and these Notes entered into default. As a result, on July 22, 2013, the Company entered into an Amendment Agreement with Kalamalka and the Lenders. Pursuant to the Amendment Agreement, the Company amended the Notes to reduce the conversion price from $0.75 to $0.50 per share and amended the terms of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants such that the expiry of all of the warrants was extended by three years. In addition, the Amendment Agreement reduced the total commitment of the revolving loan facility from $800,000 to the $500,000 already advanced.

The amendments were considered a substantial change in the terms of the loan facility and, accordingly, the Company applied debt extinguishment accounting and calculated a loss on extinguishment of debt of $485,704 as the premium of the aggregate fair value of the amended notes of $778,553 over their carrying values of $488,849 immediately prior to the amendments, plus the fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants. The Company calculated the fair value of the amended convertible promissory notes by discounting future cash flows using rates representative of current borrowing rates for debt instruments without a conversion feature and by using the Black Scholes option pricing model to determine the fair value of the conversion features, using the following assumptions:

Risk-free interest rate	0.10%
Expected life (years)	1.07
Expected volatility (1)	151.47%
Estimated stock price (2)	$0.52
Dividend yields	0.00%

The fair value of the modification of the Lender Warrants, Bridge Loan Warrants and Agent’s Warrants of $196,000 was determined as the difference between the fair value of these warrants immediately prior to the amendments and the fair value of these warrants immediately after the amendment. The fair values were determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	1.03%
Expected life (years)	4.25
Expected volatility (1)	249.92%
Estimated stock price at date of issuance (2)	$0.52
Dividend yields	0.00%

(1)

As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

(2)	The estimated stock price of $0.52 was based on the quoted market price of the Company’s stock on the measurement date

The loss was recorded on the consolidated statement of operations during the three and six months ended July 31, 2013, with a corresponding credit to additional paid in capital. In connection with the reduction in borrowing capacity, the Company wrote off $56,555 of unamortized deferred finance charges in proportion to the decrease in the borrowing capacity. This cost was recognized as finance charges on the consolidated statement of operations during the three and six months ended July 31, 2013.

At July 31, 2013, the Company’s borrowing was in excess of the required margins under these Notes. Subsequent to period end and during the first week of August 2013 the Company’s borrowing base was increased by approximately $80,000 through a significant procurement of inventory permitting the Company to record these Notes as a non-current obligation.

(ii)Convertible Promissory Note

On June 12, 2013, the Company issued a promissory note in the principal amount of up to $500,000 plus accrued and unpaid interest and any other fees. On June 13, 2013, the Company received $150,000, after a 10% original issue discount, with the remaining balance of the promissory note payable by the lender in such amounts and at such dates as the lender may choose in its sole discretion.

The maturity date for the promissory note is June 13, 2014. The principal sum, plus any accrued but unpaid interest thereon, of the promissory note may be converted, at any time by the lender, into shares of common stock of the Company at a price which is the lesser of $1.20 or 60% of the lowest trade price in the 25 trading days prior to the conversion (the “Conversion Price”).

The Conversion Price of the debenture will be subject to an additional 10% discount in the event the shares issued upon conversion are not eligible for delivery under the Deposit/Withdrawal At Custodian (DWAC) system and an additional 5% discount in the event the shares issued upon conversion are ineligible for deposit into the Depository Trust Company (DTC) system.

The Company was permitted to repay the promissory note at any time on or before September 11, 2013 with no interest being applied. If the Company did not repay the promissory note by that date, then a one-time interest charge of 12% will be applied to the principal sum.

Subsequent to July 31, 2013, the Company repaid the promissory note in full and no interest was applied.

The Company agreed that the terms of the promissory note will be amended if any securities are issued, while the promissory note is outstanding, at terms more favourable to the terms contained in the promissory note, such that the more favourable terms will become part of the transaction documents of the Lender. This ratchet provision and conversion feature violated the fixed for fixed criteria resulting in the recording of a derivative liability in the Company’s consolidated financial statements (Note 12).

In addition, the Company has granted piggyback registration rights such that the shares issuable upon conversion will be included in the next registration statement filed with the Securities and Exchange Commission. Failure to include these shares in such a registration statement will result in liquidating damages of 25% of the outstanding principal, but in no case less than $25,000, payable in cash or as an addition to the principal balance, at the option of the lender. Management has determined the incurrence of any liquidating damages is remote and not recorded the any provision in the period.

The Company allocated the proceeds from the issuance of the Note first to the derivative liability, at its fair value, with the remainder being allocated to the Note. The fair value of the derivative liability of $265,000 at issuance resulted in a debt discount at issuance of $166,667, the entire principal balance of the Note. This discount is being amortized using the effective interest method over the term of the Note. During the three and six months ended July 31, 2013, the Company recorded accretion expense of $1,989 and $1,989, respectively, (2012: $Nil and $Nil, respectively) in respect of the accretion of this discount.

11.         Convertible Promissory Notes

January 31,	2013	2012

Convertible promissory notes payable, bearing interest at 12% per annum, due August 16, 2014.	$500,000	$-
Less: debt discount	(16,050)	-
	483,950	-
Less: current portion	(483,950)	-
	$-	$-

On August 10, 2012, the Company and its wholly owned subsidiary, Naked, entered into the Agency Agreement with Kalamalka and certain lenders (the “Lenders”) as set out in the Agency Agreement whereby the Company agreed to borrow up to $800,000 from the Lenders under a revolving loan arrangement by the issuance of convertible promissory notes (the “Notes”) from time to time as such funds are required by the Company.

In connection with the closing of the Agency Agreement, the Company issued four convertible promissory notes in the aggregate principal amount of $400,000 (the “Closing Notes”) and an aggregate of 100,000 share purchase warrants to the Lenders (the “Lender Warrants”). The Lender Warrants are exercisable into one common share of the Company as follows: 25,000 Lender Warrants are exercisable at $0.25 until August 10, 2015, 25,000 Lender Warrants are exercisable at $0.50 until August 10, 2015 and 50,000 Lender Warrants are exercisable at $0.25 until August 10, 2014.

On December 21, 2012, the Company received issued additional Notes in the principal amounts totaling $100,000. No additional lender warrants were issued in connection with this subsequent funding.

The Notes bear interest at 12% per annum, calculated and payable monthly. The principal amount outstanding under any Note and all accrued and unpaid interest therein, are convertible into common shares of the Company at $0.75 per share at any time at the option of the Lender.

The Notes are collateralized by a first priority general security agreement over the present and future assets of the Company.

The Notes may be prepaid at any time at the option of the Company with 60 days’ written notice to the Kalamalka (the “Agent”) under the Agency Agreement. Prepayments must be accompanied by a 1% prepayment fee and the prepaid amount will form a pool of stand-by funds that will continue to accrue interest at a rate of 4% per annum, calculated and payable monthly.

Funds advanced under the loan are restricted for inventory and accounts receivable whereby we can fund up to 90% of our the Company’s accounts receivable and inventory. “Inventory” includes raw materials in transit and in our possession, materials in the course of production, work in progress and unsold finished goods, all valued at cost. Receivables are marginable until 60 days from the invoice date, after which time such receivables shall have no value for margining purposes, except that up to $10,000 of receivables will be marginable if such receivables are more than 60 days old but less than 90 days old.

At January 31, 2003, the Company was in violation of covenants of the Notes. The Notes contain covenants that require the Company to meet or maintain certain minimum ratios for accounts receivables and inventory, and the Company is currently striving to meet all such other financial covenants. As the Company has not met its borrowing base requirement, the Lender is entitled to demand repayment and, as such, these notes have been presented within current liabilities and will continue to be presented as a current liability until such time as the Company has cured its borrowing base margin requirement with its Lenders. This could impair the Company’s ability to obtain additional access to alternate funding sources.

Pursuant to the guidance of ASC 470-20 Debt with Conversion and Other Options, the Company allocated the proceeds from the issuance of the Closing Notes between the Closing Notes and the detachable Lender warrants using the relative fair value method. The fair value of the Lender Warrants of $22,100 at issuance resulted in a debt discount at issuance of $20,940, which is being amortized using the effective interest method over the term of the Notes. During the year ended January 31, 2013, the Company recorded interest expense of $4,890 in respect of the accretion of this discount and $23,208 in interest.

In consideration for the convertible debt issued, the Company issued an aggregate of 1,148,000 share purchase warrants to non-lenders as follows: (i) 948,000 share purchase warrants to the Agent as consideration for facilitating the loan (the “Agent’s Warrants”), of which 448,000 are exercisable into common shares of the Company at $0.25 per share for a period of two years and 500,000 are exercisable into common shares of the Company at $0.50 per share for a period of two years; and (ii) 200,000 share purchase warrants to certain non-lenders as consideration for a $200,000 bridge loan provided to the Company prior to the closing of the Agency Agreement (the “Bridge Loan Warrants”), of which 125,000 Bridge Loan Warrants are exercisable into common shares of the Company at $0.25 per share for a period of three years and 75,000 Bridge Loan Warrants are exercisable into common shares of the Company at $0.50 per share for a period of three years. The fair value of the Agent’s Warrants and the Bridge Loan Warrants of $237,500 was recorded as a deferred financing charge and is being amortized to income over the term of the Notes using the effective interest method. During the year ended January 31, 2013, the Company had recorded financing expense of $38,962 in respect of the amortization of these charges. Accumulated amortization as at January 31, 2013 was $38,962 (2012: $nil).

Of the total Agent’s Warrants, 900,000 warrants are transferrable by the Agent and may be transferred by the Agent to certain lenders in accordance with additional funds received under the Agreement. As the amounts transferred to lenders subsequent to the closing of the Agreement are at the sole discretion of the Agent, the Company has included these warrants as a deferred financing fee which is being amortized over the term of the Agreement, and not as a discount on additional convertible notes as they are issued.

The fair value of the Agents Warrants, the Lender Warrants and the Bridge Loan Warrants was determined using the Black Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.29%
Expected life (years)	2.20
Expected volatility (1)	201.94%
Estimated stock price at date of issuance (2)	$0.25
Dividend yields	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities.

(2) The estimated stock price of $0.25 per share was determined with reference to the subscription price of the most recent share offerings, for which the funds raised were being used to provide financing to the Company. This was considered to be the most appropriate basis on which to estimate the fair value of the Company’s stock as, at the time of the transaction, the Company’s stock was not being traded on an active market.